Shareholder Fees	USD ($)
Davis New York Venture Fund | Class A
Entity Listings [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares)	0.50%	[1]
Redemption Fee (as a percentage of total redemption proceeds)	none
Davis New York Venture Fund | Class B
Entity Listings [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares)	4.00%
Redemption Fee (as a percentage of total redemption proceeds)	none
Davis New York Venture Fund | Class C
Entity Listings [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares)	1.00%
Redemption Fee (as a percentage of total redemption proceeds)	none
Davis New York Venture Fund | Class R
Entity Listings [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares)	none
Redemption Fee (as a percentage of total redemption proceeds)	none
Davis New York Venture Fund | Class Y
Entity Listings [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares)	none
Redemption Fee (as a percentage of total redemption proceeds)	none
Davis Research Fund | Class A
Entity Listings [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares)	0.50%	[2]
Redemption Fee (as a percentage of total redemption proceeds)	none

[1]	Only applies if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase.
[2]	Only applies if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase.